UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number     811-4204
                                       --------

     PC&J Preservation Fund
     ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, OH
     ----------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     12-31
                             -----

Date of reporting period:     12-31-2012
                              ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

PC&J PRESERVATION
FUND

Financial Statements and Financial Highlights for the Year Ended December 31, 2012 and Report of Independent Registered Public
Accounting Firm

------



PC&J  PRESERVATION  FUND
------------------------

ANNUAL  REVIEW

Unaudited


MANAGEMENT  REVIEW  AND  ANALYSIS
The U.S. economy banked another year of recovery following the Great Recession of 2008. While interest rates moved around throughout the year, the benchmark 10-year Treasury yield ended 2012 at 1.76%, about where it began. The yield spiked almost 50 basis points near the end of the first quarter on expectations that growth in the economy was accelerating. During this time period, the benchmark 10-year Treasury bond price fell almost 5%, giving investors a feel for the duration risk bond bears are worrying about. In late spring, growth projections were scaled back as economists realized that an unseasonably warm winter "stole" some growth from the spring. The 10-year Treasury bond yield dropped almost 100 basis points on news that economic growth was decelerating - real GDP for Q2 2012 grew at a meager annual rate of 1.3%. The yield bottomed in July when the recession scare passed.



AVERAGE ANNUAL TOTAL RETURNS


                               1 Yr.   5 Yrs   10 Yrs
Preservation
Fund                            6.98%   5.25%    4.37%
Barclays Inter
Gov/Credit                      3.89%   5.18%    4.62%
Treasury Bills
(3 month)                       0.31%   0.63%    1.82%



While we weren't calling for a significant advance in bond yields in 2012, our strategy acknowledged the price risk that resided, and continues to reside, in longer-term bonds with durations that key off the Treasury curve. The PC&J Preservation Fund (the "Fund") provided a 6.98% return for 2012, outperforming the more government-oriented 3.89% return for the Barclay's Intermediate Government/Credit Index. Of course, any positive return would have beaten the 0.31% Fed-engineered return for 3-Month Treasury Bills.

A record number of bond calls, where the issuer exercises their option to pay off the bond early, provided the Fund with ample opportunity to reposition some of its holdings. The Fund's manager invested the call proceeds from the traditional fixed coupon domestic bond securities into a wide array of securities with minimal exposure to the U.S. Treasury market yield curve. Holdings in commodities and other diversified strategies went from 5% to 10% of the Fund. Holdings of global bond funds, including bonds in the emerging market economies, grew to 17% up from 8% at the beginning of the year. Many international bond markets offer higher yields with attractive risk profiles. Fearing more acrimony than action out of the legislative bodies in D.C., we've also positioned some of the Fund's holdings to benefit from a weakening U.S. dollar and an uptick in inflation. Most of the diversification strategies produced above-benchmark results. The inflation hedges detracted from the Fund's returns - as they were not needed due to the slow-growing economic environment.

Because we've seen how quickly yields can rise and bond prices fall, our strategy continues to emphasize preservation over return. The timing of the eventual increase in rates is hard to predict, and we'd rather be early than late. Over the long-term, our preservation bias has served the Fund well with returns that fall between the no-risk Treasury Bills and the Barclays Intermediate Government/Credit Index.

                        PRESERVATION FUND EXPENSE RATIO*




Per May 1, 2012 Prospectus           1.24%
Per December 31, 2012 Annual Report  1.10%



* The expense ratio stated in the May 1, 2012 Prospectus includes acquired fund fees and expenses as required by Form N-1A. The expense ratio stated in the December 31, 2012 Annual Report includes only operating expenses of the Preservation Fund.


                          GROWTH OF $10,000 INVESTMENT


                PRESERVATION    BARCLAYS INTER     TREASURY BILL
                      GROWTH     GOV/CR GROWTH            GROWTH

             2002     10,000            10,000            10,000
             2003     10,263            10,431            10,101
             2004     10,542            10,748            10,239
             2005     10,799            10,918            10,554
             2006     11,216            11,363            11,044
             2007     11,870            12,203            11,612
             2008     11,277            12,823            11,896
             2009     12,958            13,495            11,925
             2010     13,875            14,290            11,925
             2011     14,332            15,119            11,944
             2012     15,332            15,707            11,981




TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 888.223.0600.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012



                                  PERCENT
                                   OF NET     PRINCIPAL
SECURITY                           ASSETS       AMOUNT        VALUE
------------------------------    --------    ----------    ----------
------------------------------

U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:         3.1%
 Scholastic Corp.
   5.000%, due 04-15-13                       $  125,000    $  125,156
 Arcelormittal Sa Luxembourg
   5.375%, due 06-01-13                          130,000       131,625
 Arcelormittal Sa Luxembourg 1
   5.375%, due 06-01-13                           50,000        50,502
 Leucadia National Corp.
   7.000%, due 08-15-13                          125,000       128,594

                                                               435,877

Maturity of 1 - 5 years:             14.9
 Bunge Limited Finance Corp.
   5.350%, due 04-15-14                          165,000       173,456
 Brinker International Inc.
   5.750%, due 06-01-14                          155,000       164,073
 HSBC Finance Corp.
   6.000%, due 08-15-14                          275,000       289,005
 Bear Stearns Cos. Inc.
   5.700%, due 11-15-14                          162,000       175,803
 OGE Energy Corp.
   5.000%, due 11-15-14                          250,000       265,781
 JPMorgan Floating Rate
   3.500%, due 05-01-15                          150,000       149,263
 Nabisco Inc.
   7.550%, due 06-15-15                          100,000       115,941
 Pitney Bowes Inc.
   4.750%, due 01-15-16                          115,000       118,457
 Alltel Corp.
   7.000%, due 03-15-16                          100,000       118,618
 Boston Scientific Corp.
   6.400%, due 06-15-16                          185,000       213,373
 Goldman Sachs Group Inc.
   5.625%, due 01-15-17                          250,000       273,913

                                                             2,057,683

Maturity of 6 - 10 years:             4.8
 Merrill Lynch Co. Inc.
   6.500%, due 07-15-18                          230,000       268,131
 Cleveland Thermal LLC 1
   6.250%, due 11-01-18                          100,000        98,796
 Conoco Philips
   5.750%, due 02-01-19                          100,000       123,215
 Peabody Energy Corp.
   6.500%, due 09-15-20                           15,000        16,163



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2012



                                              PERCENT
                                               OF NET     PRINCIPAL
SECURITY                                       ASSETS       AMOUNT        VALUE
U.S. CORPORATE OBLIGATIONS (Cont'd):
------------------------------------------
 Whirlpool Corp.
   4.700%, due 06-01-22                                   $  145,000    $  154,528

                                                                           660,833

Maturity of 11 - 20 years:                        3.1%
 Dow Chemical Co.
   7.375%, due 03-01-23                                      225,000       277,019
 Cleveland Thermal LLC 1
   8.000%, due 11-01-28                                      160,000       156,501

                                                                           433,520


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $3,337,694)                               25.9                    3,587,913


TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of less than 1 year:                     1.0
 New York State Housing Finance Agency
   4.810%, due 09-15-13                                       90,000        92,736
 Dayton, OH Taxable Bonds
   6.500%, due 11-01-13                                       50,000        50,153

                                                                           142,889


Maturity of 1 - 5 years:                          3.3
 Nebraska Public Power District Revenue2
   Assured Guaranty Corp. Insured
   5.140%, due 01-01-14                                      310,000       323,882
 Michigan Finance Authority Revenue
   4.750%, due 11-01-15                                      125,000       131,172

                                                                           455,054


Maturity of 6 - 10 years:                         8.8
 Hazelwood MO Industrial Dev. Auth. Rev
   5.640%, due 02-01-18                                      150,000       158,595
 Maryland Heights MO Tax Increment Rev
   7.000%, due 09-01-18                                      200,000       221,464
 Reeves County TX Lease Revenue
   5.625%, due 12-01-18                                      125,000       128,039
 Portland OR Weekly Auction Notes 3, 4, 5
   0.120%, due 06-01-19                                      225,000       221,625
 Cuyahoga County OH Economic Dev.
   5.000%, due 12-01-19                                      170,000       192,712



See notes to financial statements.

------
PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2012



                                             PERCENT
                                              OF NET     PRINCIPAL
SECURITY                                      ASSETS       AMOUNT        VALUE
TAXABLE MUNICIPAL OBLIGATIONS
 (Cont'd):
-----------------------------------------
 Michigan State Refunding School Loan
   6.950%, due 11-01-20                                  $  110,000    $  144,846
 New York, NY General Obligation
   6.491%, due 03-01-21                                     125,000       156,476

                                                                        1,223,757


Maturity of 11 - 15 years:                       6.1%
 Tobacco Settlement Auth. Iowa
   6.500%, due 06-01-23                                      55,000        53,246
 San Bernadino Cnty CA Pension Oblig. 2
   AGMC Insured
   6.020%, due 08-01-23                                     245,000       256,611
 Ohio State Dev. Assistance 2
   Nat'l Public Fin. Guarantee Insured
   5.670%, due 10-01-23                                     100,000       103,698
 Pennsylvania Turnpike
   7.470%, due 06-01-25                                     100,000       116,138
 New Jersey Economic Development 2
   Syncora Guarantee Inc. Insured
   6.310%, due 07-01-26                                      50,000        56,021
 Lake County IL School District
   6.300%, due 01-01-27                                     130,000       154,955
 New York Cntys Tobacco Settlement Tr.
   6.000%, due 06-01-27                                     110,000       106,897

                                                                          847,566


Maturity of 16 - 25 years:                       5.8
 Erie County NY Tobacco Asset Secur.
   6.000%, due 06-01-28                                     150,000       145,449
 Alameda Corridor Transit Authority CA 2
   Nat'l Public Fin. Guarantee Insured
   6.600%, due 10-01-29                                     200,000       229,184
 Frisco TX COP 2
   AGMC Insured
   6.375%, due 02-15-33                                     375,000       421,399

                                                                          796,032


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,185,872)                  25.0                    3,465,298


TOTAL U.S. CORPORATE AND TAXABLE

  MUNICIPAL OBLIGATIONS
 (Cost $6,523,566)                              50.9                    7,053,211



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2012



                                           PERCENT
                                            OF NET     PRINCIPAL
SECURITY                                    ASSETS       AMOUNT       VALUE
---------------------------------------

MORTGAGE BACKED STRUCTURED
OBLIGATIONS:                                   3.2%
 GNMA Remic Series 2011-153
   3.000%, due 11-16-41                                $  115,200    $ 16,297
 FNMA Remic Series 2012-80
   3.000%, due 08-25-42                                   323,928     328,350


TOTAL MORTGAGE BACKED
STRUCTURED OBLIGATIONS
 (Cost $442,019)                                                      444,647


LEASE ASSIGNMENTS:                             0.7
 Ford Motor Co. ESA Lease 3, 5
   12.524%, due 06-01-13                                   99,830     100,783
       (Cost $99,830)


NON-CONVERTIBLE PREFERRED STOCK:               4.8     SHARES
                                                       ----------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                       5,000     127,050
 FPL Group Cap. Tr. I Pfd., 5.875%                          6,300     160,902
 Magnum Hunter Res. Pfd. D, 8.000%                          3,300     139,385
 Metlife Inc. Pfd. B, 6.500%                                5,200     131,154
 Powershares ETF Trust Finl. Pfd.                           5,900     107,851


TOTAL NON-CONVERTIBLE PREFERRED
STOCK (Cost $673,176)                                                 666,342


EXCHANGE TRADED DEBT:                          4.0     SHARES
                                                       ----------
 Stifel Financial Corp. Senior Notes
   6.700%, due 01-15-22                                     5,500     145,200
 General Elec. Cap. Corp. Pines
   6.100%, due 11-15-32                                     6,000     148,800
 Metlife Inc. Senior Notes
   5.875%, due 11-21-33                                     5,175     131,704
 Telephone & Data Systems Senior Notes
   6.875%, due 11-15-59                                     5,195     135,590


TOTAL EXCHANGE TRADED DEBT
 (Cost $552,845)                                                      561,294


FIXED INCOME MUTUAL FUNDS:                    25.0     SHARES
                                                       ----------
 AllianceBernstein Global Bond A                           49,909     429,719
 Oppenheimer Sr. Floating Rate A                           42,352     351,526
 Payden Emerging Markets Bond                              35,199     543,822
 TCW Emerging Markets Income I                             60,632     565,087
 Templeton Income Global Bond A                            61,285     817,543



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2012



                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS      AMOUNT         VALUE
-------------------------------------

FIXED INCOME MUTUAL FUNDS (Cont'd):
                                                     SHARES
                                                     ---------
 First American Treasury Obligations                   750,085    $   750,085

TOTAL FIXED INCOME MUTUAL FUNDS
 (Cost $3,388,986)                                                  3,457,782


DIVERSIFIED STRATEGIES MUTUAL
FUNDS:                                      10.0%    SHARES
                                                     ---------
 Invesco Balanced Risk Y                                27,849        348,945
 Pimco All Asset All Authority D                        63,603        702,182
 SPDR Gold Trust 6                                       2,050        332,142

TOTAL DIVERSIFIED STRATEGIES
MUTUAL FUNDS
 (Cost $1,373,946)                                                  1,383,269


TOTAL INVESTMENTS
 (Cost $13,054,368) 7                       98.6                   13,667,328


ASSETS LESS OTHER LIABILITIES                1.4                      193,829


NET ASSETS                                 100.0%                 $13,861,157














1 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2012, the aggregate amount of Rule 144A securities was $305,799, which is 2.2% of the Fund's net assets.
2 Some municipal obligations have a credit enhancement feature, such as insurance or letter of credit, which produces a credit quality comparable to that of a same-rated corporate bond.
3 Security has been deemed illiquid. At December 31, 2012, the aggregate amount of illiquid securities was $322,408, which is 2.3% of the Fund's net assets.
4 Variable interest rate. Interest rate listed is the rate as of December 31, 2012.
5 Security valued according to "good faith pricing" guidelines.  (See Note A)
6 Non-income producing security
7 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation (depreciation). (See Note D)

See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2012


The following table presents securities held by PC&J Preservation Fund by industry sector as a percentage of net assets:





Consumer Discretionary    3.9%
Consumer Staple           2.1%
Energy                    2.0%
Financial                15.0%
Healthcare                1.6%
Industrials               0.9%
Materials                 3.3%
Telecommunications        1.8%
Utilities                 4.9%
Other*                   64.5%
                        ------
Total                   100.0%



 * Other includes agency, municipal and structured obligations, mutual funds and diversified strategies
































See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2012




ASSETS:
Investments in securities, at value
 (Cost basis - $13,054,368) (Notes A & D)                          $13,667,328

Receivables
            Dividends and interest                                     108,780
            Fund shares sold                                           101,921

            Total receivables                                          210,701


Total assets                                                        13,878,029


LIABILITIES:

Payables:
            Accrued expenses (Note B)                                   12,834
            Fund shares redeemed                                         4,038

            Total payables                                              16,872


NET ASSETS                                                         $13,861,157



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of year                                                   1,283,855
 Net increase  (Note C)                                                  2,297

 End of year                                                         1,286,152





NET ASSET VALUE, offering price and redemption price per share     $     10.78



NET ASSETS CONSIST OF:
 Paid in capital                                                   $13,595,517
 Net unrealized appreciation on investments                            612,960
 Undistributed net investment income                                     3,780
 Accumulated net realized loss on investments                         (351,100)

 Net Assets                                                        $13,861,157











See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012




INVESTMENT INCOME (Note A):
 Interest                                                             $448,101
 Dividends                                                             242,436

Total investment income                                                690,537


EXPENSES (Note B):
 Investment advisory fee                                                67,977
 Management fee                                                         81,572

Total expenses                                                         149,549


NET INVESTMENT INCOME                                                  540,988


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments                                      (29,434)
 Change in net unrealized appreciation/depreciation of investments     404,166

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        374,732


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $915,720




























See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                             For The Years Ended December 31,
                                                              2012                    2011

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                       $   540,988       $   574,872
 Net realized loss on investments                                (29,434)         (101,341)
 Change in net unrealized appreciation/depreciation
      of investments                                             404,166           (49,727)

Net increase in net assets resulting from operations             915,720           423,804


DECREASE IN NET ASSETS RESULTING FROM
DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income                                     (542,472)         (563,705)

INCREASE IN NET ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS (Note C)                                       26,519           814,411

Total increase in net assets                                     399,767           674,510

NET ASSETS:
 Beginning of year                                            13,461,390        12,786,880

 End of year                                                 $13,861,157       $13,461,390




UNDISTRIBUTED NET INVESTMENT INCOME                          $     3,780       $     5,264

























See notes to financial statements.

------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2012


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is the generation of income and the preservation of capital.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Securities that are traded on any national exchange, including exchange traded debt and non-convertible preferred stock, are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market, including non-convertible preferred stock, are generally valued at the NASDAQ Official Closing Price. Mutual funds and closed end funds are valued at the net asset value of their shares on each business day. Fixed income securities, including U.S. agency obligations, U.S. corporate obligations, taxable municipal obligations, Government National Mortgage Association mortgage backed securities and warrants, are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair value of such securities. These prices may be based on inputs such as dealer quotations, current trades and offerings, market movement and credit information. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, or when unique investment structures have no widely adopted benchmarks, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Trustees") (generally lease assignments). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on inputs such as a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), bid/ask quotes, or yield to maturity with respect to debt issues. Other inputs may include a review of the issuer's financial statements, cash flows or credit quality and other transactions or offers by the issuer. A combination of these and other methods may be used.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2012


Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value.

One security was transferred from Level 2 to Level 3 for the year ended December 31, 2012.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's securities as of December 31, 2012.




                                        Level 1  Level 2   Level 3    Total
Security Type                             Investments in Securities ($000)
U.S. Corporate Obligations              $    -  $  3,588  $      -  $ 3,588
Taxable Municipal Obligations                -     3,243       222    3,465
Mortgage Backed Structured Obligations       -       445         -      445
Lease Assignments                            -       101         -      101
Non-Convertible Preferred Stock            666         -         -      666
Exchange Traded Debt                       561         -         -      561
Mutual Funds                             3,458         -         -    3,458
Diversified Strategies                   1,383         -         -    1,383
Total                                   $6,068  $  7,377  $    222  $13,667
                                        ------  --------  --------  -------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2012




                                                                             Measurements
                                                                   Using Unobservable Inputs ($000)
                                                                              (Level 3)

                                                                              Securities
-----------------------------------------------------------------

Beginning Balance December 31, 2011                                                                  $  0

Total losses (realized/unrealized) included in earnings                                                 -

Purchases                                                                                               -

Sales                                                                                                   -

Issuances                                                                                               -

Settlements                                                                                             -

Return of capital                                                                                       -

Transfers in to Level 3                                                                               222

Transfers out of Level 3                                                                                -

Ending Balance December 31, 2012                                                                     $222
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the
reporting date                                                                                       $  -
                                                                                                     ====

(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2012, the Fund has a capital loss carry forward of $353,427, of which $29,688 can be carried forward through 2013, $120,473 through 2014, $17,581 through 2015, $13,846 through 2017, $50,327 through 2018, and $121,512 can be carried forward indefinitely. These losses can be used to offset future gains. The Regulated Investment Company Modernization Act of 2010 eliminates the eight-year limit on the use of capital loss carryforwards, effective for losses generated in the first taxable year after the date of enactment (December 22, 2010). See Note E for further disclosure regarding uncertain tax positions. Additionally, the Fund had an unused capital loss carry forward of $35,450 which expired as of December 31, 2012 and was reclassified to paid in capital.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2012


(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes using the effective interest rate method. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income. For tax purposes, paydown gains and losses are reclassified to realized gains and losses on investments. Net investment losses, if any, for tax purposes are reclassified to paid in capital.

The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is not known; however, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT

     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $67,977 for the year ended December 31, 2012.

The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including total Trustee fees of $4,000 for the year ended December 31, 2012.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $81,572 for the year ended December 31, 2012.

Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.




C. CAPITAL SHARE TRANSACTIONS
                                                             For the Year Ended                        For the Year Ended
                                                             December 31, 2012                         December 31, 2011
                                                             ------------------                        ------------------

                                                        Shares               Dollars                Shares              Dollars
                                                        ------               -------                ------              -------
      Subscriptions                                     152,817            $ 1,673,452              97,491            $1,054,576
      Reinvestment of distributions                      50,416                542,472              53,789               563,705
                                                        203,233              2,215,924             151,280             1,618,281
                                                       ---------           ------------            --------           -----------
      Redemptions                                      (200,936)            (2,189,405)            (73,960)             (803,870)

      Net increase                                        2,297            $    26,519              77,320            $  814,411

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2012, aggregated $3,793,562 and $3,327,310 (including principal paydowns of $302,689 and returns of capital of $23,504), respectively. Purchases and sales of

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2012




long-term U.S. Government Securities for the year ended December 31, 2012, aggregated $373,194 and $755,313, respectively.

E.  FEDERAL  TAX  DISCLOSURE

                               Tax Character of Distributions Paid
         For the Year Ended December 31, 2012               For the Year Ended December 31, 2011
         ------------------------------------               ------------------------------------


----------------

Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  --------------  -------------------  ----------------  --------------  ------------------
$       542,472   $           -   $          542,472   $       563,705   $           -   $          563,705
================  ==============  ===================  ================  ==============  ==================





Tax Basis of Distributable Earnings
As of December 31, 2012

------------------------------------
------------------------------------

Undistributed      Undistributed
  Ordinary          Accumulated         Unrealized
   Income         Realized Losses      Appreciation
-------------    -----------------    -----------------
$       6,110    $       (353,430)    $     612,960
=============    =================    =================

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2009-2012) and has concluded that no provision for uncertain tax benefits or expenses is required in these financial statements.

At December 31, 2012, the aggregate cost for federal income tax purposes is $13,054,368, gross unrealized appreciation on investments was $715,264 and gross unrealized depreciation on investments was $102,304, for a net unrealized appreciation of $612,960.

F. SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the date of issuance of the financial statements and determined that no events have occurred that require disclosure.

G. OTHER FEDERAL TAX INFORMATION (UNAUDITED)

The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 12.0%.

PC&J PRESERVATION FUND
----------------------

FINANCIAL  HIGHLIGHTS




Selected Data for Each Share of Capital                For the Years Ended December 31,
Stock Outstanding Throughout the Period      2012        2011        2010        2009        2008
                                           --------    --------    --------    --------   --------
NET ASSET VALUE-BEGINNING OF PERIOD       $ 10.49     $ 10.60     $ 10.36     $  9.43     $ 10.48

Income from investment operations:
   Net investment income                     0.44        0.46        0.49        0.48        0.52
   Net realized and unrealized
     gain (loss) on securities               0.29       (0.11)       0.24        0.93       (1.05)
TOTAL FROM INVESTMENT OPERATIONS             0.73        0.35        0.73        1.41       (0.53)

Less distributions:
   From net investment income               (0.44)      (0.46)      (0.49)      (0.48)      (0.52)
TOTAL DISTRIBUTIONS                         (0.44)      (0.46)      (0.49)      (0.48)      (0.52)

NET ASSET VALUE-END OF PERIOD             $ 10.78     $ 10.49     $ 10.60     $ 10.36     $  9.43

TOTAL RETURN                                 6.98%       3.29%       7.08%      14.91%      (5.00%)

RATIOS TO AVERAGE NET ASSETS
   Expenses                                  1.10%       1.10%       1.10%       1.10%       1.10%
   Net investment income                     3.98%       4.32%       4.18%       4.89%       4.96%

Portfolio turnover rate                     32.36%      23.54%      20.52%      22.50%      65.51%

Net assets at end of period (000's)       $13,861     $13,461     $12,787     $13,390     $10,953



  Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Past performance is not indicative of future results.














See  notes  to  financial  statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of PC&J Preservation Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PC&J Preservation Fund (the "Fund") as of December 31, 2012, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Preservation Fund as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Cincinnati, Ohio
February 25, 2013

------

PC&J PRESERVATION FUND
----------------------

ADDITIONAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2012 (Unaudited)


FUND  EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2012) and held for the entire period through December 31, 2012.

                                Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.





                          Beginning Account     Ending Account
                                Value               Value          Expenses Paid
                             July 1, 2012     December 31, 2012   During Period*

Actual                    $         1,000.00  $         1,036.23  $          5.63

Hypothetical (5% return
before expenses)          $         1,000.00  $         1,019.59  $          5.58




* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 (to reflect the one-half year period).

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2012 (Unaudited)


PORTFOLIO  CHARACTERISTICS




TYPE OF SECURITY                 % OF NET ASSETS
                                 ----------------

U.S. Corporate Obligations                  25.9%
Taxable Municipal Obligations               25.0
Mortgage Backed Structured
Obligations                                  3.2
Lease Assignments                            0.7
Non-Convertible Preferred Stock              4.8
Exchange Traded Debt                         4.0
Mutual Funds                                25.0
Diversified Strategies                      10.0
Assets Less Other Liabilities                1.4
Total                                      100.0%
                                 ----------------


PC&J PRESERVATION FUND
----------------------

FUND TRUSTEES DISCLOSURE
(Unaudited)



The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended.




                                                       NUMBER OF PORTFOLIOS
                        POSITION(S) IN    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS   FUND COMPLEX**   TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------  -------------  --------------------
----------------------

John W. Lohbeck
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                      Trustee since
Year of Birth: 1949     Trustee                  2008                     2
----------------------  --------------  -------------  --------------------






PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
                                                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
                                                             -----------------------------------
-----------------------------------------------------------

From September 2005 to present, consultant with Battelle &
Battelle LLP (CPA firm); from December 1990 to August
2005, COO of Wagner Smith Co. (commercial electrical
contracting firm)                                            None
-----------------------------------------------------------  -----------------------------------






                                                       NUMBER OF PORTFOLIOS
                        POSITION(S) IN    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS   FUND COMPLEX**   TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------  -------------  --------------------
----------------------

Laura B. Pannier
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                      Trustee since
Year of Birth: 1954     Trustee                  2003                     2
----------------------  --------------  -------------  --------------------






PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS            OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------  -----------------------------------
---------------------------------------------------

Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP (CPA firm)        None
---------------------------------------------------  -----------------------------------






**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

PC&J PRESERVATION FUND
----------------------

FUND TRUSTEES DISCLOSURE (Concluded)
(Unaudited)




The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.




                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
                           ----------------  -------------  --------------------
-------------------------


Kathleen A. Carlson, CFA*                    Treasurer and
c/o PC&J Service Corp.                       Trustee since
300 Old Post Office        Treasurer, Chief    1985; Chief
120 West Third Street      Compliance        Compliance
Dayton, Ohio 45402         Officer and       Officer since
Year of Birth: 1955        Trustee                    2004                     2
-------------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------  -----------------------------------
-------------------------------------------------------

President of the Adviser and PC&J Service Corp. since
1998; Treasurer and Director of the Adviser since 1982;
Chief Compliance Officer of the Adviser since 2004.      None
-------------------------------------------------------  -----------------------------------





                                                           NUMBER OF PORTFOLIOS
                        POSITION(S) HELD     LENGTH OF      IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH FUND        TIME SERVED    OVERSEEN  BY TRUSTEE
----------------------  ----------------  ---------------  --------------------
----------------------

                                          Secretary and
James M. Johnson, CFA*                    Trustee since
c/o PC&J Service Corp.                              1985;
300 Old Post Office     President,        President since
120 West Third Street   Secretary,                  2005;
Dayton, Ohio 45402      Chairman and      Chairman since
Year of Birth: 1952     Trustee                      2010                     2
----------------------  ----------------  ---------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------  -----------------------------------
---------------------------------------------------------

Secretary and Director of the Adviser and PC&J Service
Corp. since 1982; Chief Investment Officer of the Adviser
since 1982.                                                None
---------------------------------------------------------  -----------------------------------



* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)     Accountability for adherence to the code.


(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.


(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)     AUDIT FEES
        ----------

     FY 2011          $ 22,000
     FY 2012          $ 23,500



(b)     AUDIT-RELATED FEES
        ------------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2011          $ None                         $ None
     FY  2012          $ None                         $ None
     Nature of the fees:     N/A



(c)     TAX FEES
        --------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2011          $ 2,300                         $ None
     FY  2012          $ 2,450                         $ None
     Nature of the fees:     Federal and Excise Tax Returns


(d)     ALL OTHER FEES
        --------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2011          $ None                         $ None
     FY  2012          $ None                         $ None



(e)     (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                ---------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
        -------------------------------------------------------

                         Registrant               Parker Carlson & Johnson
                         ----------               ------------------------

Audit-Related Fees:      None                    None
Tax Fees:                None                    None
All Other Fees:          None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2011          $ 2,300                         $ None
     FY 2012          $ 2,450                         $ None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Preservation Fund
----------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     February 22, 2013

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 22, 2013